February 15, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Calvert Fund
1933 Act File No. 333-171345
Pre-Effective Amendment No. 3 to Form N-14 filed on December 22, 2010

Ladies and Gentlemen:

Filed herewith is Pre-Effective Amendment No. 3 under the Securities Act of 1933, as amended (the “1933 Act”), to the registration statement on Form N-14 of The Calvert Fund (the “Registrant”) filed on December 22, 2010. The purpose of this amendment is to incorporate comments of the SEC staff regarding the registrant statement, as amended.

In addition, pursuant to Rule 461 under the Securities Act, the Registrant and Calvert Distributors, Inc., the Registrant’s principal underwriter, hereby request that the effective date of the registration statement be accelerated to February 15, 2011, or as soon as practicable thereafter.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

The Calvert Fund

/s/ Lancelot A. King
     Lancelot A. King
     Assistant Vice President

Calvert Distributors, Inc.

/s/ Lancelot A. King
     Lancelot A. King
     Assistant Vice President

cc:	Valerie Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission